Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 14,494,575	¥ 17,619,448
Carrying amount of associated liabilities	11,128,463	14,266,491
For those liabilities that have recourse only to the transferred assets:
Fair value of assets
Fair value of associated liabilities
Net position
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,333,049	1,405,542
Carrying amount of associated liabilities	1,025,112	1,087,079
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,269,430	1,442,378
Fair value of associated liabilities	840,998	1,056,219
Net position	428,432	386,159
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,132,384	1,044,583
Carrying amount of associated liabilities	1,064,516	988,678
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,140,657	1,051,706
Fair value of associated liabilities	1,064,516	988,678
Net position	¥ 76,141	¥ 63,028